Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment

19 Property, plant and equipment

Property, plant and equipment consisted of:

	Total	Land and buildings	Machinery and installations	Other equipment	Prepayments and construction in progress	No longer productively employed
Balance as of January 1, 2011:
Cost	2,139	616	1,268	191	64	—
Accumulated depreciation	(975)	(130)	(737)	(108)	—	—

Book value	1,164	486	531	83	64	—
Changes in book value:

Reclassifications	12	—	12	—	—	—
Capital expenditures	221	—	—	—	221	—
Transfer of assets into use	—	11	203	17	(231)	—
Retirements and sales	(30)	(24)	(6)	—	—	—
Depreciation	(283)	(46)	(212)	(25)	—	—
Write-downs and impairments	(6)	(6)	—	—	—	—
Transfer to assets held for sale	(7)	(7)	—	—	—	—
Consolidation changes	—	—	—	—	—	—
Translation differences	(8)	(3)	(3)	(2)	—	—

Total changes	(101)	(75)	(6)	(10)	(10)	—

Balance as of December 31, 2011:
Cost	2,065	494	1,277	185	54	55
Accumulated depreciation	(1,002)	(83)	(752)	(112)	—	(55)

Book value	1,063	411	525	73	54	—

	Total	Land and buildings	Machinery and installations	Other equipment	Prepayments and construction in progress	No longer productively employed
Balance as of January 1, 2010:
Cost	2,301	708	1,374	204	10	5
Accumulated depreciation	(973)	(89)	(759)	(120)	—	(5)

Book value	1,328	619	615	84	10	—

Changes in book value:

Reclassifications	51	—	26	25	—	—
Capital expenditures	258	—	—	—	258	—
Transfer of assets into use	—	14	166	21	(201)	—
Retirements and sales	(35)	(27)	(5)	(3)	—	—
Depreciation	(331)	(53)	(246)	(32)	—	—
Write-downs and impairments	(21)	(14)	(3)	(4)	—	—
Transfer to assets held for sale	(33)	(33)	—	—	—	—
Consolidation changes	(10)	—	(8)	(2)	—	—
Translation differences	(43)	(20)	(14)	(6)	(3)	—

Total changes	(164)	(133)	(84)	(1)	54	—

Balance as of December 31, 2010:
Cost	2,139	616	1,268	191	64	—
Accumulated depreciation	(975)	(130)	(737)	(108)	—	—

Book value	1,164	486	531	83	64	—

Reclassifications represent capital lease equipment from Germany (2010: Nijmegen (the Netherlands) and Philippines).

Land with a book value of $62 million (2010: $79 million) is not depreciated.

Property, plant and equipment includes $18 million (2010: $24 million) for leased assets, relating to land and buildings, $3 million (2010: $3 million), relating to machinery and installations $5 million (2010: $6 million) and $10 million (2010: $15 million) relating to other equipment. Reference is made to note 30, capital lease obligations.

The expected service lives of property, plant and equipment as of December 31, 2011 were as follows:

Buildings	from 9 to 50 years
Machinery and installations	from 2 to 7 years
Other equipment	from 1 to 5 years

There was no significant construction in progress and therefore no related capitalized interest.